TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
VAT recoverable	$ 2,328	$ 2,652
GST recoverable	16	42
Income taxes recoverable	2,700	2,789
Total taxes recoverable	$ 5,044	$ 5,483